Divestitures (Summary Of Components Of Income From HRG Insurance Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from discontinued operations before income taxes	$ 466.3	$ 466.1	$ 59.8
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	378.6	1,641.5	1,320.5
Total operating costs and expenses	329.9	1,271.6	1,100.4
Operating (loss) income	48.7	369.9	220.1
Interest expense and other	4.0	24.4	22.0
Write-down of assets of business held for sale to fair value less cost to sell	(14.2)	(58.4)	(362.8)
Reclassification of accumulated other comprehensive income	445.9
Income (Loss) from discontinued operations before income taxes	476.4	287.1	(164.7)
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Net Investment Income [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	181.9	1,050.7	985.9
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Net Investment Gains [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	154.8	377.4	131.6
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Other Revenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	35.1	169.5	130.5
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Benefits And Other Changes In Policy Reserves [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating costs and expenses	241.3	925.9	893.9
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Selling, Acquisition, Operating And General Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating costs and expenses	52.8	148.2	127.9
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Amortization Of Intangibles [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating costs and expenses	35.8	197.5	78.6
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member] | Insurance Premiums [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 6.8	$ 43.9	$ 72.5